Contingencies and commitment	6 Months Ended
Jun. 30, 2020
Contingencies and commitment
Contingencies and commitment

Contingencies and commitments

Contractual obligations and commitments

We have certain purchase commitments principally with CRO subcontractors and certain collaboration partners.

On June 30, 2020 we had outstanding obligations for purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Purchase commitments	€299,000	€216,700	€77,559	€4,663	€78

In addition we have engaged a property developer for the construction of a building in Leiden.

At June 30, 2020, we were committed to leases which have not yet started. The total future cash outflows for leases that had not yet commenced were as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
			(Euro, in thousands)

Lease commitments not yet commenced	€5,606	€5,606	€—	€—	€—

In addition to the table above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounted to €560.1 million at June 30, 2020 for which we have direct purchase commitments of €18.3 million at June 30, 2020 reflected in the table above.

Contingent liabilities and assets

We refer to our annual report 2019 for a description of our contingent liabilities and assets.